Common Stock and Capital Surplus [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Common Stock [Member]
Number of Shares Issued and Outstanding [Table Text Block]

	2015	2016	2017
	(shares)
Balance at beginning of fiscal year	14,164,026,420	14,168,853,820	14,168,853,820
Issuance of new shares of common stock by way of exercise of the stock acquisition rights	4,827,400	—	—

Balance at end of fiscal year	14,168,853,820	14,168,853,820	14,168,853,820